QUARTERLY INFOR MATION (UNAUDITED)	12 Months Ended
May 31, 2012
QUARTERLY INFOR MATION (UNAUDITED)

NOTE Q — QUARTERLY INFOR MATION (UNAUDITED)

The following is a summary of the quarterly results of operations for the years ended May 31, 2012 and 2011:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30	February 29		May 31
2012
Net Sales	$985,918	$916,085	$773,643		$1,101,770
Gross Profit	$409,626	$369,021	$303,200		$460,416
Net Income Attributable to RPM International Inc. Stockholders	$76,811	$49,931	$6,625		$82,569
Basic Earnings Per Share	$0.59	$0.38	$0.05		$0.63
Diluted Earnings Per Share	$0.59	$0.38	$0.05	(a)	$0.63

Dividends Per Share	$0.210	$0.215	$0.215		$0.215

(In thousands, except per share amounts)	August 31	November 30	February 28		May 31
2011
Net Sales	$894,810	$826,343	$678,920		$981,768
Gross Profit	$375,426	$339,497	$269,518		$416,426
Net Income Attributable to RPM International Inc. Stockholders	$68,996	$48,791	$1,097		$70,174
Basic Earnings Per Share	$0.53	$0.38	$0.01		$0.54
Diluted Earnings Per Share	$0.53	$0.38	$0.01	(a)	$0.54

Dividends Per Share	$0.205	$0.210	$0.210		$0.210

(a)	For the quarters ended February 29, 2012 and February 28, 2011, the treasury stock method was utilized for the purpose of computing diluted earnings per share, as the result under the two-class method would have been less dilutive.

Quarterly earnings per share may not total to the yearly earnings per share due to the weighted-average number of shares outstanding in each quarter.